SCHEDULE OF INCOME TAXES BENEFIT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Total	$ (1,772,885)	$ 1,867,343	$ 4,555,262	$ (512,096)
Ensysce Biosciences, Inc [Member] | UNITED STATES
Condensed Cash Flow Statements, Captions [Line Items]
Total			$ (159,275)	$ (10,100,680)